ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2014
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations
	Thousands of Yen
	2013	2014
Balance at beginning of year	¥17,603	¥17,874
Liabilities incurred during the year	—	14,220
Accretion expense	271	313
Balance at end of year	¥17,874	¥32,407